Business Combinations and Divestitures (Notes)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
BUSINESS COMBINATIONS AND DIVESTITURES
Business Combinations
On February 27, 2015, the Company completed a business combination with Harvey E. Yates Company (“HEYCO”), a subsidiary of HEYCO Energy Group, Inc., through a merger of HEYCO with and into a wholly-owned subsidiary of Matador (the “HEYCO Merger”). In the HEYCO Merger, the Company obtained certain oil and natural gas producing properties and undeveloped acreage located in Lea and Eddy Counties, New Mexico, consisting of approximately 58,600 gross (18,200 net) acres strategically located between the Company’s existing acreage in its Ranger and Rustler Breaks asset areas. HEYCO, headquartered in Roswell, New Mexico, was privately-owned prior to the transaction.
As consideration for the business combination, Matador paid approximately $33.6 million in cash and assumed debt obligations and issued 3,300,000 shares of Matador common stock and 150,000 shares of a new series of Matador Series A Convertible Preferred Stock (“Series A Preferred Stock”) to HEYCO Energy Group, Inc. (convertible into ten shares of common stock for each one share of Series A Preferred Stock upon the effectiveness of an amendment to the Company’s Amended and Restated Certificate of Formation to increase the number of authorized shares of common stock; the Series A Preferred Stock converted to common stock on April 6, 2015). Matador incurred an additional $4.5 million for customary purchase price adjustments, including adjusting for production, revenues and operating and capital expenditures from September 1, 2014 to closing.  The consideration paid and the liabilities assumed, including deferred tax liabilities of approximately $76.8 million and other liabilities of approximately $4.5 million, represent a total purchase price of $223.5 million. The HEYCO Merger was accounted for using the acquisition method under ASC Topic 805, “Business Combinations,” which requires the assets acquired and liabilities assumed to be recorded at fair value as of the respective acquisition date.
The majority of the assets acquired in the HEYCO Merger were in the form of non-producing acreage. The producing wells acquired in the HEYCO Merger did not have a material impact on the Company’s revenues or results of operations for the year ended December 31, 2015. During the year ended December 31, 2015, the Company incurred approximately $2.5 million of transaction costs associated with the HEYCO Merger, which were included in “General and administrative” costs in the consolidated statement of operations.
Divestitures
On October 1, 2015, the Company completed the sale of its wholly-owned subsidiary that owned certain natural gas gathering and processing assets in the Delaware Basin in Loving County, Texas (the “Loving County Processing System”) to an affiliate of EnLink Midstream Partners, LP (“EnLink”). The Loving County Processing System included a cryogenic natural gas processing plant with approximately 35 MMcf per day of inlet capacity (the “Wolf Processing Plant”) and approximately six miles of high-pressure gathering pipeline which connects the Company’s gathering system to the Wolf Processing Plant.
Pursuant to the terms of the transaction, EnLink paid approximately $143.4 million and the Company received net proceeds of approximately $139.8 million, after deducting customary purchase price adjustments of approximately $3.6 million. In conjunction with the sale of the Loving County Processing System, the Company dedicated a significant portion of its leasehold interests in Loving County as of the closing date pursuant to a 15-year fixed-fee natural gas gathering and processing agreement and provided a volume commitment in exchange for priority one service. See Note 13 for more information related to this agreement.
Due to the terms of the agreement, the transaction was accounted for as a sale and leaseback transaction; the carrying value of the net assets sold of approximately $31.0 million was removed from the consolidated balance sheet as of December 31, 2015 and the resulting difference of approximately $108.4 million between the net proceeds received less closing costs of $0.4 million and the basis of the assets sold was recorded as deferred gain on plant sale and was to be recognized as a gain on asset sales over the 15-year term of the gathering and processing agreement.
During the fourth quarter of 2016, EnLink completed construction of another processing plant in Loving County, Texas. Upon completion and successful testing of this new plant, as allowed under the gathering and processing agreement, EnLink is now processing the Company’s natural gas produced in this area at the new plant. As such, the gathering and processing agreement the Company entered into with EnLink is no longer considered a lease, and accordingly, the Company recognized the unamortized gain on the sale of $107.3 million in the consolidated statement of operations for the year ended December 31, 2016.
The Company can, at its option and upon mutual agreement with EnLink, dedicate any future leasehold acquisitions in Loving County to EnLink. In addition, the Company retained its natural gas gathering system up to a central delivery point and its other midstream assets in the area, including oil and water gathering systems and salt water disposal wells. On February 17, 2017 these assets were contributed to the Joint Venture (as described and defined in Note 18).